LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Loss for the year attributable to owners of the Company
From continuing operations		$ (1,177)	¥ (8,337)	¥ (23,338)	¥ (43,884)
From discontinued operations		$ (777)	¥ (5,504)	¥ (1,285)	¥ (4,268)
Weighted average number of ordinary shares for basic earning per share	[1]	8,222,658	8,222,658	8,189,617	8,144,050
Loss per share:
For loss from continuing operations | (per share)		$ (0.15)	¥ (1.01)	¥ (2.85)	¥ (5.39)
For loss from discontinued operations | (per share)		(0.09)	(0.67)	(0.15)	(0.52)
Loss per share | (per share)		$ (0.24)	¥ (1.68)	¥ (3.00)	¥ (5.91)

[1]	The basic and diluted loss per ordinary share has been adjusted retrospectively for the Share Combination which became effective on April 3, 2023. Refer to Note 24 for further details.